Note 16 - Commitments and Contingencies (Details) - Future Minimum Lease Payments under Non-cancelable Operating Leases ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Future Minimum Lease Payments under Non-cancelable Operating Leases [Abstract]
2016	¥ 31,152
2017	16,080
2018	7,516
2019	6,535
2020	4,121
Total	¥ 65,404